Condensed Balance Sheet Parent Corporation (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Investment in and advances to subsidiaries and associated companies:
Corporate-owned life insurance	$ 4,216	$ 4,071
Other assets	19,839	18,790
Total assets	325,266	247,259
Liabilities:
Long-term debt	19,933	16,517
Total liabilities	291,065	214,102
Shareholders' equity	33,417	32,354	28,977	25,264
Total liabilities, temporary equity and permanent equity	325,266	247,259
Parent Company
Assets:
Cash and due from banks	4,884	3,452
Securities	188	219
Loans-net of allowance	20	52
Investment in and advances to subsidiaries and associated companies:
Investment in and advances to subsidiaries and associated companies	50,099	46,927
Corporate-owned life insurance	666	650
Other assets	3,009	3,014
Total assets	58,866	54,314
Liabilities:
Deferred compensation	492	497
Commercial paper	10	10
Affiliate borrowings	3,407	3,344
Other liabilities	2,735	2,682
Long-term debt	18,805	15,427
Total liabilities	25,449	21,960
Shareholders' equity	33,417	32,354
Total liabilities, temporary equity and permanent equity	58,866	54,314
Parent Company | Bank Subsidiaries
Investment in and advances to subsidiaries and associated companies:
Investment in and advances to subsidiaries and associated companies	29,169	26,349
Parent Company | Nonbank Subsidiaries
Investment in and advances to subsidiaries and associated companies:
Investment in and advances to subsidiaries and associated companies	$ 20,930	$ 20,578